Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2021	Jan. 31, 2020
Cash flows from operating activities
Net income		$ 2,398	$ 2,326
Adjustment for:
Net interest income		(4,351)	(4,392)
Depreciation and amortization		380	399
Provision for credit losses		764	926
Equity-settled share-based payment expense		4	3
Net gain on sale of investment securities		(119)	(41)
Net (gain)/loss on divestitures			(262)
Net income from investments in associated corporations		(57)	(91)
Income tax expense		702	471
Changes in operating assets and liabilities:
Trading assets		(25,827)	(16,913)
Securities purchased under resale agreements and securities borrowed		(1,529)	(14,576)
Loans		(5,851)	(6,903)
Deposits		28,985	36,790
Obligations related to securities sold short		8,426	1,880
Obligations related to securities sold under repurchase agreements and securities lent		5,550	18,234
Net derivative financial instruments		(627)	(1,830)
Other, net		(5,887)	(2,585)
Dividends received		217	196
Interest received		6,820	8,332
Interest paid		(2,523)	(4,135)
Income tax paid		(842)	(616)
Net cash from/(used in) operating activities		6,633	17,213
Cash flows from investing activities
Interest-bearing deposits with financial institutions		(16,374)	(24,526)
Purchase of investment securities		(17,045)	(15,261)
Proceeds from sale and maturity of investment securities		27,559	19,262
Acquisition/divestiture of subsidiaries, associated corporations or business units, net of cash acquired			3,807
Property and equipment, net of disposals		(45)	(95)
Other, net		(103)	(282)
Net cash from/(used in) investing activities		(6,008)	(17,095)
Cash flows from financing activities
Redemption of subordinated debentures		(750)
Proceeds from common shares issued		58	38
Common shares purchased for cancellation			(268)
Cash dividends and distributions paid		(1,134)	(1,117)
Distributions to non-controlling interests		(17)	(30)
Payment of lease liabilities		(89)	(88)
Other, net		(187)	692
Net cash from/(used in) financing activities		(2,119)	(773)
Effect of exchange rate changes on cash and cash equivalents		(186)	(16)
Net change in cash and cash equivalents		(1,680)	(671)
Cash and cash equivalents at beginning of period	[1]	11,123	10,904
Cash and cash equivalents at end of period	[1]	$ 9,443	$ 10,233

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 5).